Segment Information Sales Including Intersegment Sales (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 9,169.6	$ 9,240.5	$ 8,803.4
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									9,209.9	9,289.0	8,833.7
Operating Segments | Passive Safety
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									7,621.2	7,800.1	7,575.1
Operating Segments | Electronics
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									1,588.7	1,488.9	1,258.6
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									14.7	20.1	21.5
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									$ (55.0)	$ (68.6)	$ (51.8)